Related Party Transactions (Details Narrative)	0 Months Ended		12 Months Ended		92 Months Ended			12 Months Ended
	Jan. 02, 2013 USD ($)	Nov. 01, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 President [Member] USD ($)	Mar. 31, 2012 President [Member] USD ($)	Mar. 31, 2013 President [Member] CAD	Mar. 31, 2012 President [Member] CAD	Mar. 31, 2013 Chief Financial Officer [Member] CAD	Mar. 31, 2012 Chief Financial Officer [Member] CAD	Mar. 31, 2013 Director [Member] CAD	Mar. 31, 2012 Director [Member] CAD
Management fees			$ 81,000	$ 60,000	$ 294,000			43,500	33,000	37,500	27,000
Consulting fees	36,626	4,166	40,792		74,292							36,626
Company owes amount						$ 166	$ 166	171,500	138,500	137,000	108,000